Warrant Liability	6 Months Ended
Jun. 30, 2023
Warrant Liability
Warrant Liability

11Warrant Liability

The following warrants are in issue but not exercised:

	June 30,	December 31,
	2023	2022
	Number	Number
Public Warrants	15,264,935	15,264,935
Mudrick Warrants	4,000,000	4,000,000
Outstanding, end of period	19,264,935	19,264,935

Recorded as a liability, the following shows the change in fair value during the period ended June 30, 2023:

£ 000
December 31, 2022	4,961
Change in fair value	(2,030)
Exchange differences on translation	(204)
June 30, 2023	2,727

Each public warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share. Once the public warrants become exercisable, the Company may redeem the public warrants at a price of $0.01 per public warrant if the closing price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period. The public warrants expire on December 15, 2026 or earlier upon redemption or liquidation.